6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Non-vested as of beginning of period	5,389,583	882,950
Granted	708,000	6,130,000
Forfeited	(2,655,000)	0
Vested	(2,580,448)	(1,623,367)
Non-vested as of end of period	862,135	5,389,583
Weighted-Average Grant-Date Fair Value, Non-vested, beginning of period	$ 0.3	$ 0.2
Weighted-Average Grant-Date Fair Value, Granted	$ 0.21	$ 0.3
Weighted-Average Grant-Date Fair Value, Forfeited	$ 0.3	$ 0
Weighted-Average Grant-Date Fair Value, Vested	$ 0.29	$ 0.27
Weighted-Average Grant-Date Fair Value, Non-vested, ending balance	$ 0.25	$ 0.3